Customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits
in EUR million	2024	2023
Current accounts / Overnight deposits	227,827	221,773
Savings accounts	354,560	334,296
Time deposits	107,695	92,154
Other	1,579	2,053
	691,661	650,276

Schedule of customer deposits by type

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2024	2023	2024	2023	2024	2023
Non-interest bearing	26	239	27,142	25,316	27,168	25,556
Interest bearing [1]	237,395	232,548	427,098	392,172	664,493	624,720
	237,421	232,788	454,240	417,488	691,661	650,276
[1] Interest bearing includes current accounts which are not remunerated. However ING holds the contractual right to revise the rates.